Income Tax - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Allowance for loan losses	$ 4,123	$ 4,589
Securities	4,344	6,428
Other real estate owned	0	421
Deferred loan fees	524	450
Lease liability	816	352
Accrued / deferred compensation	560	763
Other	508	497
Total deferred tax assets	10,875	13,500
Deferred tax liabilities:
Premises and equipment	413	515
Deferred loan costs	374	395
Pension	2,949	2,424
Right-of-use asset	773	343
Prepaid expenses	341	233
Other	79	61
Total deferred tax liabilities	4,929	3,971
Net deferred tax assets	$ 5,946	$ 9,529